SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2018
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION
Other items comprise:

(US $ millions)	Note	2018	2017
Stock-based compensation		$4	$4
Pension funding greater than expense		(2)	(3)
Cash interest paid greater than interest expense		—	(6)
Amortization of debt issue costs	12	2	2
Unrealized loss (gain) on outstanding forwards	18	3	(1)
Unrealized foreign exchange gain on translation of monetary balances		(9)	(4)
Other		(3)	—
		$(5)	$(8)
The net change in non-cash operating working capital balance comprises:

(US $ millions)	2018	2017
Cash provided by (used for):
Accounts receivable	$19	$(33)
Prepaids	(1)	(1)
Inventory	6	(37)
Accounts payable and accrued liabilities	28	53
	$52	$(18)
Cash interest and income taxes comprise:
(US $ millions)	2018	2017
Cash interest paid	$34	$42
Cash interest received	(4)	—
Cash taxes paid	126	3
Cash taxes recovered	(9)	(1)
The net change in financial liabilities comprises:

(US $ millions)	2018	2017
Long-term debt	$2	$(198)
Accrued interest on long-term debt	—	(6)
Net increase (decrease) in financial liabilities	$2	$(204)

Cash and non-cash movements in financial liabilities comprise:

(US $ millions)	2018	2017
Cash movements:
Repayment of debt	$—	$(200)
Interest paid	(34)	(42)
	(34)	(242)
Non-cash movements:
Amortization of debt issue costs	2	2
Interest expense	34	36
	36	38
Net increase (decrease) in financial liabilities	$2	$(204)